SERIES C 9% CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
NOTE 6 – SERIES C 9% CONVERTIBLE PREFERRED STOCK

On January 9, 2013, the Board of Directors authorized the issuance of up to 4,200 shares of 9% Series C Convertible Preferred Stock (the “Series C Preferred Stock”).

The Series C Preferred Stock is entitled to preference over holders of junior stock upon liquidation in the amount of $1,000 plus any accrued and unpaid dividends; entitled to dividends as a preference to holders of junior stock at a rate of 9% per annum of the stated value of $1,000 per share, payable quarterly beginning on September 30, 2013 and are cumulative.  The holders of the Series C Preferred Stock vote together with the holders of our common stock on an as-converted basis, but may not vote the Series C Preferred Stock in excess of the beneficial ownership limitation of the Series C Preferred Stock.  The beneficial ownership limitation is 4.99% of our then outstanding shares of common stock following such conversion or exercise, which may be increased to up to 9.99% of our then outstanding shares of common stock following such conversion or exercise upon the request of an individual holder.  The beneficial ownership limitation is determined on an individual holder basis, such that the as-converted number of shares of one holder is not included in the shares outstanding when calculating the limitation for a different holder.

In addition, absent the approval of holders representing at least 67% of the outstanding shares of the Series C Preferred Stock, we may not (i) increase the number of authorized shares of preferred stock, (ii) amend our charter documents, including the terms of the Series C Preferred Stock, in any manner adverse to the holders of the Series C Preferred Stock, including authorizing or creating any class of stock ranking senior to, or otherwise pari passu with, the shares of Series C Preferred Stock as to dividends, redemption or distribution of assets upon a liquidation, or (iii) perform certain covenants, including:

●	incur additional indebtedness;
●	permit liens on assets;
●	repay, repurchase or otherwise acquire more than a de minimis number of shares of capital stock;
●	pay cash dividends to our stockholders; and
●	engage in transactions with affiliates.

Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.

In the event that:

(i)
we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered,

(ii)
we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered,

(iii)	we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock,
(iv)
we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered,

(v)	we are party to a change of control transaction,
(vi)	we file for bankruptcy or a similar arrangement or are adjudicated insolvent,
(vii)	we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,

The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%.   The Company determined that certain of the defined triggering events were outside the Company’s control and therefore classified the Series C Preferred Stock outside of equity.

In connection with the sale of the Series C preferred stock, the Company issued an aggregate of 1,330,627 warrants to purchase the Company’s common stock at $2.61 per share expiring five years from the initial exercise date.  The warrants contain full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $2.61 per share as well as other customary anti-dilution protection. The warrants are exercisable for cash; or if at any time after six months from the issuance date, there is no effective registration statement registering the resale, or no current prospectus available for the resale, of the shares of common stock underlying the warrants, the warrants may be exercised by means of a “cashless exercise”.

As a result of an amendment to the conversion price of our Series C Preferred Stock, the full-ratchet anti-dilution protection provision of the warrants decreased the exercise price of the warrants from $2.61 per share to $1.50 per share and increased the aggregate number of shares issuable under the warrants to 2,315,301.

In accordance with ASC 470-20, at issuance, the Company recognized an embedded beneficial conversion feature present in the Series C Preferred Stock when it was issued. The Company allocated the net proceeds between the intrinsic value of the conversion option ($1,303,671) and the warrants ($1,064,739) to additional paid-in capital.  The aggregate debt discount, comprised of the relative intrinsic value of the conversion option ($1,303,671), the relative fair value of the warrants ($1,064,739), and the issuance costs ($412,590), for a total of $2,781,000, is amortized over an estimated one year as interest expense.

During the month of February 2013, the holders of previously issued convertible bridge notes converted into 600 shares of the Company’s Series C Preferred Stock.

During the months of February, March, May, and July 2013, the Company sold an aggregate of 2,181 shares of the Company’s Series C Preferred Stock for net proceeds of $1,814,910.

At the time of issuance and until March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C Preferred Stock and related issued warrants did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation is not required.  There was no established market for the Company’s common stock.  As described in Note 7, as of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively, from equity to liabilities.

At March 31, 2015, the Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: contractual terms of 2.78 to 3.50 years, a risk free interest rate of 0.56% to 0.89%, a dividend yield of 0%, and volatility of 141.00%.

During January 2015, the Company issued an aggregate of 42,334 shares of its common stock in exchange for 50 shares of the Company’s Series C Preferred Stock and accrued dividends.

During March 2015, the Company issued an aggregate of 169,334 shares of its common stock in exchange for 200 shares of the Company’s Series C Preferred Stock and accrued dividends.

In April 2015, the Company issued an aggregate of 152,401 shares of its common stock in exchange for 180 shares of the Company’s Series C Preferred Stock and accrued dividends.

On May 11, 2015, the Company sold an aggregate of 450 shares of its Series C Preferred Stock for net proceeds of $450,000.  In connection with the sale, the Company issued 374,641 warrants to purchase the Company’s common stock at an exercise price of $1.50 per share for five years with certain reset provisions as described above. The Company determined the initial fair values of the embedded beneficial conversion feature of the Series C Preferred Stock and the reset provisions of the related issued warrants $506,348 and $334,784, respectively, using a Multinomial Lattice pricing model and the following assumptions: estimated contractual terms of 2.00 years, a risk free interest rate of 0.25%, a dividend yield of 0%, and volatility of 140.00%.  The determined fair values were recorded as liabilities and a charge to current period operations.

In May 2015, the Company issued an aggregate of 273,473 shares of its common stock in exchange for 323 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2015, the Company issued an aggregate of 296,333 shares of its common stock in exchange for 350 shares of the Company’s Series C Preferred Stock and accrued dividends.

In July 2015, the Company issued an aggregate of 169,333 shares of its common stock in exchange for 200 shares of the Company’s Series C Preferred Stock and accrued dividends.

In October 2015, the Company issued an aggregate of 143,935 shares of its common stock in exchange for 170 shares of the Company’s Series C Preferred Stock and accrued dividends.

In November 2015, the Company issued an aggregate of 99,061 shares of its common stock in exchange for 117 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2015, the Company issued an aggregate of 84,667 shares of its common stock in exchange for 100 shares of the Company’s Series C Preferred Stock and accrued dividends.

In February 2016, the Company issued an aggregate of 54,859 shares of its common stock in exchange for 75 shares of the Company’s Series C Preferred Stock and accrued dividends.

In May 2016, the Company issued an aggregate of 197,713 shares of its common stock in exchange for 236 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2016, the Company issued an aggregate of 54,759 shares of its common stock in exchange for 70 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2016, the Company issued an aggregate of 18,188 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2017, the Company issued an aggregate of 60,846 shares of its common stock in exchange for 65 shares of the Company’s Series C Preferred Stock and accrued dividends.

In July 2017, the Company issued an aggregate of 19,844 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

Series C Preferred Stock issued and outstanding totaled 985 and 1,070 as of September 30, 2017 and December 31, 2016, respectively.  As of September 30, 2017 and December 31, 2016, the Company has accrued $396,939 and $359,891 dividends payable on the Series C Preferred Stock.

Registration Rights Agreement

In connection with the Company’s private placement of Series C Preferred Stock and warrants, the Company entered into a registration rights agreement with the purchasers pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issuable upon conversion of Series C Preferred Stock and exercise of the warrants issued to holders of Series C Preferred Stock. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the common stock issuable upon conversion of the Series C Preferred Stock and exercise of the warrants on or before July 22, 2013 and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within five trading days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and by November 22, 2013 in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.

If (i) the registration statement is not filed by July 22, 2013, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within five trading days after the Company is notified that the registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission by November 22, 2013 in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 20 consecutive calendar days or more than an aggregate of 45 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 0.25% of the aggregate purchase price paid by such purchasers per month of delinquency.

Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreement shall be 3% of the aggregate purchase price paid by the purchasers, and (ii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.

Pursuant to the registration rights agreement, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.

The Company filed a registration statement on July 22, 2013, which was originally declared effective on June 23, 2014 and has subsequently filed required registration statements to maintain effectiveness.

NOTE 6 – SERIES C 9% CONVERTIBLE PREFERRED STOCK

On January 9, 2013, the Board of Directors authorized the issuance of up to 4,200 shares of 9% Series C Convertible Preferred Stock (the “Series C Preferred Stock”).

The Series C Preferred Stock is entitled to preference over holders of junior stock upon liquidation in the amount of $1,000 plus any accrued and unpaid dividends; entitled to dividends as a preference to holders of junior stock at a rate of 9% per annum of the stated value of $1,000 per share, payable quarterly beginning on September 30, 2013 and are cumulative.  The holders of the Series C Preferred Stock vote together with the holders of our common stock on an as-converted basis, but may not vote the Series C Preferred Stock in excess of the beneficial ownership limitation of the Series C Preferred Stock.  The beneficial ownership limitation is 4.99% of our then outstanding shares of common stock following such conversion or exercise, which may be increased to up to 9.99% of our then outstanding shares of common stock following such conversion or exercise upon the request of an individual holder.  The beneficial ownership limitation is determined on an individual holder basis, such that the as-converted number of shares of one holder is not included in the shares outstanding when calculating the limitation for a different holder.

In addition, absent the approval of holders representing at least 67% of the outstanding shares of the Series C Preferred Stock, we may not (i) increase the number of authorized shares of preferred stock, (ii) amend our charter documents, including the terms of the Series C Preferred Stock, in any manner adverse to the holders of the Series C Preferred Stock, including authorizing or creating any class of stock ranking senior to, or otherwise pari passu with, the shares of Series C Preferred Stock as to dividends, redemption or distribution of assets upon a liquidation, or (iii) perform certain covenants, including:

●	incur additional indebtedness;
●	permit liens on assets;
●	repay, repurchase or otherwise acquire more than a de minimis number of shares of capital stock;
●	pay cash dividends to our stockholders; and
●	engage in transactions with affiliates.

Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.

In the event that:

(i)
we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered,

(ii)
we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered,

(iii)	we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock,
(iv)
we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered,

(v)	we are party to a change of control transaction,
(vi)	we file for bankruptcy or a similar arrangement or are adjudicated insolvent,
(vii)	we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,

The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%.   The Company determined that certain of the defined triggering events were outside the Company’s control and therefore classified the Series C Preferred Stock outside of equity.

In connection with the sale of the Series C preferred stock, the Company issued an aggregate of 1,330,627 warrants to purchase the Company’s common stock at $2.61 per share expiring five years from the initial exercise date.  The warrants contain full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $2.61 per share as well as other customary anti-dilution protection. The warrants are exercisable for cash; or if at any time after six months from the issuance date, there is no effective registration statement registering the resale, or no current prospectus available for the resale, of the shares of common stock underlying the warrants, the warrants may be exercised by means of a “cashless exercise”.

As a result of an amendment to the conversion price of our Series C Preferred Stock, the full-ratchet anti-dilution protection provision of the warrants decreased the exercise price of the warrants from $2.61 per share to $1.50 per share and increased the aggregate number of shares issuable under the warrants to 2,315,301.

In accordance with ASC 470-20, at issuance, the Company recognized an embedded beneficial conversion feature present in the Series C Preferred Stock when it was issued. The Company allocated the net proceeds between the intrinsic value of the conversion option ($1,303,671) and the warrants ($1,064,739) to additional paid-in capital.  The aggregate debt discount, comprised of the relative intrinsic value of the conversion option ($1,303,671), the relative fair value of the warrants ($1,064,739), and the issuance costs ($412,590), for a total of $2,781,000, is amortized over an estimated one year as interest expense.

During the month of February 2013, the holders of previously issued convertible bridge notes converted into 600 shares of the Company’s Series C Preferred Stock.

During the months of February, March, May, and July 2013, the Company sold an aggregate of 2,181 shares of the Company’s Series C Preferred Stock for net proceeds of $1,814,910.

At the time of issuance and until March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C Preferred Stock and related issued warrants did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation is not required.  There was no established market for the Company’s common stock.  As described in Note 7, as of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively, from equity to liabilities.

At March 31, 2015, the Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: contractual terms of 2.78 to 3.50 years, a risk free interest rate of 0.56% to 0.89%, a dividend yield of 0%, and volatility of 141.00%.

During January 2015, the Company issued an aggregate of 42,334 shares of its common stock in exchange for 50 shares of the Company’s Series C Preferred Stock and accrued dividends.

During March 2015, the Company issued an aggregate of 169,334 shares of its common stock in exchange for 200 shares of the Company’s Series C Preferred Stock and accrued dividends.

In April 2015, the Company issued an aggregate of 152,401 shares of its common stock in exchange for 180 shares of the Company’s Series C Preferred Stock and accrued dividends.

On May 11, 2015, the Company sold an aggregate of 450 shares of its Series C Preferred Stock for net proceeds of $450,000.  In connection with the sale, the Company issued 374,641 warrants to purchase the Company’s common stock at an exercise price of $1.50 per share for five years with certain reset provisions as described above. The Company determined the initial fair values of the embedded beneficial conversion feature of the Series C Preferred Stock and the reset provisions of the related issued warrants $506,348 and $334,784, respectively, using a Multinomial Lattice pricing model and the following assumptions: estimated contractual terms of 2.00 years, a risk free interest rate of 0.25%, a dividend yield of 0%, and volatility of 140.00%.  The determined fair values were recorded as liabilities and a charge to current period operations.

In May 2015, the Company issued an aggregate of 273,473 shares of its common stock in exchange for 323 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2015, the Company issued an aggregate of 296,333 shares of its common stock in exchange for 350 shares of the Company’s Series C Preferred Stock and accrued dividends.

In July 2015, the Company issued an aggregate of 169,333 shares of its common stock in exchange for 200 shares of the Company’s Series C Preferred Stock and accrued dividends.

In October 2015, the Company issued an aggregate of 143,935 shares of its common stock in exchange for 170 shares of the Company’s Series C Preferred Stock and accrued dividends.

In November 2015, the Company issued an aggregate of 99,061 shares of its common stock in exchange for 117 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2015, the Company issued an aggregate of 84,667 shares of its common stock in exchange for 100 shares of the Company’s Series C Preferred Stock and accrued dividends.

In February 2016, the Company issued an aggregate of 54,859 shares of its common stock in exchange for 75 shares of the Company’s Series C Preferred Stock and accrued dividends.

In May 2016, the Company issued an aggregate of 197,713 shares of its common stock in exchange for 236 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2016, the Company issued an aggregate of 54,759 shares of its common stock in exchange for 70 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2016, the Company issued an aggregate of 18,188 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

For the year ended December 31, 2016, at the time of conversions, the Company reclassified the fair value of the embedded beneficial conversion feature of the Series C Preferred Stock of $103,096 from liability to equity. The fair values were determined using a Multinomial Lattice pricing model and the following assumptions: estimated contractual terms of 2.00 years, a risk free interest rate of 0.23% to 0.59%, a dividend yield of 0%, and volatility of 141% to 160%.

Series C Preferred Stock issued and outstanding totaled 1,070 and 1,471 as of December 31, 2016 and 2015, respectively.  As of December 31, 2016 and 2015, the Company has accrued $359,891 and $340,291 dividends payable on the Series C Preferred Stock.

Registration Rights Agreement

In connection with the Company’s private placement of Series C Preferred Stock and warrants, the Company entered into a registration rights agreement with the purchasers pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issuable upon conversion of Series C Preferred Stock and exercise of the warrants issued to holders of Series C Preferred Stock. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the common stock issuable upon conversion of the Series C Preferred Stock and exercise of the warrants on or before July 22, 2013 and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within five trading days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and by November 22, 2013 in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.

If (i) the registration statement is not filed by July 22, 2013, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within five trading days after the Company is notified that the registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission by November 22, 2013 in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 20 consecutive calendar days or more than an aggregate of 45 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 0.25% of the aggregate purchase price paid by such purchasers per month of delinquency.

Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreement shall be 3% of the aggregate purchase price paid by the purchasers, and (ii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.

Pursuant to the registration rights agreement, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.

The Company filed a registration statement on July 22, 2013, which was originally declared effective on June 23, 2014.  As a result, the Company accrued $55,620 as interest expense for liquidating damages due under the registration rights agreement as of December 31, 2014. At December 31, 2015, the Company estimated the liability at $-0- and therefore recorded the change to current period operations.